CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non controlling interests	Own Shares Trade Premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2022	$ 127,358,573	$ 4,637	$ 158,819,506	$ (255,893)	$ (916,202)	$ 3,767,925	$ 175,745	$ (3,530,926)	$ (32,682,893)	$ 969,402	$ 1,007,272	$ 30,940,275	$ 158,298,848
Share-based incentives	4,032,805	63	2,640,004		135,361	1,257,377							4,032,805
Business combination	154,979,344	1,640	153,357,564			1,620,140							154,979,344
Capitalization of convertible notes	12,211,638	153	12,211,485										12,211,638
Purchase of own shares	(27,022,665)							(27,022,665)					(27,022,665)
Issuance of convertible notes	9,109,516						9,109,516						9,109,516
Distribution of dividends by subsidiary												(452,129)	(452,129)
(Loss)/ Profit for the year	18,779,876								18,779,876			1,394,723	20,174,599
Other comprehensive income or (loss)	(854,999)									312,975	(1,167,974)	19,150	(835,849)
Balance at Jun. 30, 2023	298,594,088	6,493	327,028,559	(255,893)	(780,841)	6,645,442	9,285,261	(30,553,591)	(13,903,017)	1,282,377	(160,702)	31,902,019	330,496,107
Share-based incentives	13,394,057	7	612,117			12,781,933							13,394,057
Business combination												1,898,247	1,898,247
Purchase of own shares	(734,388)							(734,388)					(734,388)
Distribution of dividends by subsidiary												(174,800)	(174,800)
(Loss)/ Profit for the year	4,275,688								4,275,688			3,013,295	7,288,983
Other comprehensive income or (loss)	(488,188)									(488,188)		(299,166)	(787,354)
Balance at Jun. 30, 2024	315,041,257	6,500	327,640,676	(255,893)	(780,841)	19,427,375	9,285,261	(31,287,979)	(9,627,329)	794,189	(160,702)	36,339,595	351,380,852
Share-based incentives	4,396,164		2,359,832			2,036,332							4,396,164
Business combination	2,891,777			2,891,777								(2,891,777)
Purchase of own shares	(926,899)							(926,899)					(926,899)
Distribution of dividends by subsidiary												(72,051)	(72,051)
(Loss)/ Profit for the year	(55,416,054)								(55,416,054)			(3,429,199)	(58,845,253)
Other comprehensive income or (loss)	(541,677)									(541,677)		(172,574)	(714,251)
Balance at Jun. 30, 2025	$ 265,444,568	$ 6,500	$ 330,000,508	$ 2,635,884	$ (780,841)	$ 21,463,707	$ 9,285,261	$ (32,214,878)	$ (65,043,383)	$ 252,512	$ (160,702)	$ 29,773,994	$ 295,218,562